EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Equipment Details Narrative Abstract
Depreciation	$ 12,770	$ 0	$ 0
Rental income	24,159
Future minimum lease payments	$ 35,280